UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-08703

BNY Mellon High Yield Strategies Fund

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 3/31

Date of reporting period: 9/30/24

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon High Yield Strategies Fund

SEMI-ANNUAL REPORT September 30, 2024

BNY Mellon High Yield Strategies Fund

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

How did the Fund perform last six Months?

For the six month period ended September 30, 2024, BNY Mellon High Yield Strategies Fund (the “fund”) produced a total return of 7.83% on a net-asset-value basis and a return of 15.99% on a market price basis. In comparison, the ICE BofA U.S. High Yield Constrained Index (the “Index”), the fund’s benchmark, posted a total return of 6.42%.1 Over the same period, the fund provided aggregate income dividends of $0.105 per share, which reflects an annualized distribution rate of 7.81%.2

1 Source: FactSet — The ICE BofA U.S. High Yield Constrained Index contains all securities in the ICE B of A U.S. High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2%, and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted, and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any index.

2 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

STATEMENT OF INVESTMENTS

September 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7%
Advertising - .7%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	5.13	8/15/2027	967,000	[b,c]	951,361
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	9.00	9/15/2028	495,000	[b,c]	526,630
				1,477,991
Aerospace & Defense - 2.8%
AAR Escrow Issuer LLC, Gtd. Notes	6.75	3/15/2029	994,000	[b,c]	1,034,641
Bombardier, Inc., Sr. Unscd. Notes	7.25	7/1/2031	283,000	[c]	299,537
Bombardier, Inc., Sr. Unscd. Notes	7.50	2/1/2029	815,000	[b,c]	863,053
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	842,000	[b]	820,587
TransDigm, Inc., Sr. Scd. Notes	6.38	3/1/2029	650,000	[c]	671,430
TransDigm, Inc., Sr. Scd. Notes	6.63	3/1/2032	264,000	[c]	275,244
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	478,000	[b,c]	492,597
TransDigm, Inc., Sr. Scd. Notes	6.88	12/15/2030	870,000	[b,c]	911,861
TransDigm, Inc., Sr. Scd. Notes	7.13	12/1/2031	220,000	[c]	232,961
				5,601,911
Airlines - 1.6%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	1,972,121	[b,c]	1,970,477
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes	9.88	9/20/2031	1,284,000	[b,c]	1,353,708
				3,324,185
Automobiles & Components - 1.4%
IHO Verwaltungs GmbH, Sr. Scd. Bonds	6.00	5/15/2027	1,450,000	[b,c,d]	1,426,012
Phinia, Inc., Sr. Scd. Notes	6.75	4/15/2029	361,000	[b,c]	373,006
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes	6.25	2/1/2029	1,200,000	[b,c]	1,044,844
				2,843,862
Banks - 1.1%
Citigroup, Inc., Jr. Sub. Notes, Ser. X	3.88	2/18/2026	840,000	[e]	810,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Banks - 1.1% (continued)
Freedom Mortgage Corp., Sr. Unscd. Notes		6.63	1/15/2027	1,468,000	[b,c]	1,472,565
					2,283,145
Beverage Products - .4%
Triton Water Holdings, Inc., Sr. Unscd. Notes		6.25	4/1/2029	830,000	[b,c]	829,913
Building Materials - 3.4%
Builders FirstSource, Inc., Gtd. Notes		4.25	2/1/2032	931,000	[b,c]	861,339
Camelot Return Merger Sub, Inc., Sr. Scd. Notes		8.75	8/1/2028	1,311,000	[b,c]	1,327,995
Cornerstone Building Brands, Inc., Sr. Scd. Notes		9.50	8/15/2029	348,000	[c]	357,769
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	744,000	[b,c]	752,304
Emrld Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes		6.63	12/15/2030	2,018,000	[b,c]	2,083,272
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes		6.75	4/1/2032	812,000	[b,c]	842,248
Standard Building Solutions, Inc., Sr. Unscd. Notes		6.50	8/15/2032	222,000	[c]	230,058
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	497,000	[b,c]	487,237
					6,942,222
Chemicals - 4.4%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	1,396,000	[b,c,d]	1,308,355
Italmatch Chemicals SpA, Sr. Scd. Notes	EUR	10.00	2/6/2028	470,000	[c]	557,883
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	983,000	[b,c]	983,172
Mativ Holdings, Inc., Sr. Unscd. Notes		8.00	10/1/2029	956,000	[c]	976,960
NOVA Chemicals Corp., Sr. Unscd. Notes		9.00	2/15/2030	620,000	[c]	672,309
Olympus Water US Holding Corp., Sr. Scd. Notes		7.25	6/15/2031	400,000	[c]	416,616
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	880,000	[b,c]	940,288
Olympus Water US Holding Corp., Sr. Unscd. Notes		6.25	10/1/2029	440,000	[c]	426,283

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Chemicals - 4.4% (continued)
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	550,000	[c]	594,741
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	1,030,000	[b,c]	991,390
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	1,207,000	[b,c]	1,135,049
					9,003,046
Collateralized Loan Obligations Debt - 1.9%
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)		12.67	10/20/2034	2,375,000	[c,f]	2,382,462
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month TSFR +7.30%)		12.59	10/17/2034	1,150,000	[c,f]	1,080,308
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)		13.40	10/20/2035	500,000	[c,f]	502,783
					3,965,553
Commercial & Professional Services - 6.3%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	904,000	[b,c]	896,243
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	330,000	[c]	331,355
Albion Financing 2 Sarl, Sr. Unscd. Notes		8.75	4/15/2027	318,000	[b,c]	326,622
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes		6.00	6/1/2029	710,000	[b,c]	635,187
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	520,000	[c]	643,533
BCP V Modular Services Finance PLC, Gtd. Notes	EUR	6.75	11/30/2029	730,000	[c]	719,151
Herc Holdings, Inc., Gtd. Notes		6.63	6/15/2029	606,000	[c]	628,183
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	1,240,000	[c]	1,386,500
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	1,429,000	[b,c]	1,430,463

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Commercial & Professional Services - 6.3% (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes		6.75	8/15/2032	1,072,000	[b,c]	1,120,038
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	998,000		912,011
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	2,200,000	[c]	2,435,094
Wand NewCo 3, Inc., Sr. Scd. Notes		7.63	1/30/2032	1,225,000	[b,c]	1,291,380
					12,755,760
Consumer Discretionary - 7.4%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes		7.88	4/30/2029	1,318,000	[b,c]	1,389,797
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	640,000	[b,c]	613,706
Caesars Entertainment, Inc., Sr. Scd. Notes		7.00	2/15/2030	790,000	[b,c]	825,851
Carnival Corp., Gtd. Notes		6.00	5/1/2029	1,920,000	[b,c]	1,946,543
Churchill Downs, Inc., Gtd. Notes		4.75	1/15/2028	440,000	[b,c]	431,732
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	1,389,000	[b,c]	1,383,949
Flutter Treasury Designated Activity Co., Sr. Scd. Notes		6.38	4/29/2029	250,000	[b,c]	259,051
Hilton Domestic Operating Co., Inc., Gtd. Notes		4.00	5/1/2031	650,000	[b,c]	608,227
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	1,105,000	[b,c]	1,101,550
Liberty TripAdvisor Holdings, Inc., Sr. Unscd. Debs.		0.50	6/30/2051	410,000	[c]	384,477
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes		4.88	5/1/2029	1,140,000	[b,c]	1,094,270
Miller Homes Group Finco PLC, Sr. Scd. Bonds	GBP	7.00	5/15/2029	610,000	[c]	795,873
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	690,000	[b,c]	690,474
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	556,000	[b,c]	558,342
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		4.25	7/1/2026	262,000	[c]	259,228

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Consumer Discretionary - 7.4% (continued)
Station Casinos LLC, Gtd. Notes		4.63	12/1/2031	1,038,000	[c]	963,510
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	538,000	[c]	534,957
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	617,000	[c]	670,363
Windsor Holdings III LLC, Sr. Scd. Notes		8.50	6/15/2030	496,000	[b,c]	531,180
					15,043,080
Diversified Financials - 6.4%
AG Issuer LLC, Sr. Scd. Notes		6.25	3/1/2028	978,000	[b,c]	956,981
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	1,570,000	[c]	1,931,674
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes		9.25	2/1/2029	312,000	[b,c]	324,566
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	680,000	[c]	607,864
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	764,000		732,719
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		6.25	5/15/2026	465,000		461,768
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes		7.13	4/30/2031	1,345,000	[b,c]	1,426,225
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.75	11/15/2031	840,000	[c]	823,776
OneMain Finance Corp., Gtd. Notes		7.50	5/15/2031	256,000		263,745
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	790,000	[b]	826,571
Osaic Holdings, Inc., Sr. Unscd. Notes		10.75	8/1/2027	396,000	[c]	403,518
PennyMac Financial Services, Inc., Gtd. Notes		7.13	11/15/2030	646,000	[c]	669,387
PennyMac Financial Services, Inc., Gtd. Notes		7.88	12/15/2029	917,000	[b,c]	978,625
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes		4.00	10/15/2033	451,000	[b,c]	403,253
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.50	4/15/2029	958,000	[b,c]	933,941

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Diversified Financials - 6.4% (continued)
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds	7.50	6/15/2031	1,155,000	[b,c]	1,212,305
				12,956,918
Electronic Components - .9%
Sensata Technologies BV, Gtd. Notes	5.88	9/1/2030	980,000	[b,c]	984,752
WESCO Distribution, Inc., Gtd. Notes	6.63	3/15/2032	747,000	[b,c]	779,010
				1,763,762
Energy - 16.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes	7.50	10/1/2029	2,008,000	[c]	2,036,031
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes	8.25	2/15/2026	1,505,000	[b,c]	1,523,724
Antero Resources Corp., Gtd. Notes	5.38	3/1/2030	835,000	[b,c]	825,544
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes	7.00	7/15/2029	1,041,000	[b,c]	1,083,077
CITGO Petroleum Corp., Sr. Scd. Notes	8.38	1/15/2029	780,000	[c]	812,254
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	1,671,000	[b,c]	1,632,753
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes	5.50	6/15/2031	1,450,000	[b,c]	1,423,104
Encino Acquisition Partners Holdings LLC, Gtd. Notes	8.50	5/1/2028	870,000	[b,c]	886,231
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes	8.75	5/1/2031	789,000	[b,c]	830,450
Energy Transfer LP, Jr. Sub. Bonds, Ser. B	6.63	2/15/2028	1,730,000	[b,e]	1,711,691
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	461,000	[b]	467,544
Gulfport Energy Operating Corp., Gtd. Notes	6.75	9/1/2029	1,466,000	[b,c]	1,484,979
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes	7.63	8/15/2029	866,000	[b,c]	865,620

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Energy - 16.3% (continued)
Matador Resources Co., Gtd. Notes	6.50	4/15/2032	1,112,000	[b,c]	1,111,173
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes	8.25	9/1/2031	410,000	[c]	405,120
Noble Finance II LLC, Gtd. Notes	8.00	4/15/2030	1,017,000	[b,c]	1,050,107
Northern Oil & Gas, Inc., Sr. Unscd. Notes	8.13	3/1/2028	604,000	[b,c]	608,883
Northriver Midstream Finance LP, Sr. Scd. Notes	6.75	7/15/2032	1,073,000	[b,c]	1,108,336
Rockies Express Pipeline LLC, Sr. Unscd. Notes	4.80	5/15/2030	1,396,000	[b,c]	1,316,453
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes	7.88	11/1/2028	1,317,000	[b,c]	1,378,812
SM Energy Co., Sr. Unscd. Notes	6.75	8/1/2029	520,000	[c]	522,560
SM Energy Co., Sr. Unscd. Notes	7.00	8/1/2032	260,000	[c]	261,183
Solaris Midstream Holdings LLC, Gtd. Notes	7.63	4/1/2026	592,000	[c]	596,950
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes	5.50	1/15/2028	351,000	[c]	340,091
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes	6.00	12/31/2030	440,000	[c]	418,283
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes	5.50	10/15/2029	2,105,000	[b,c]	2,001,462
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	1,301,000	[b,c]	1,167,848
Venture Global LNG, Inc., Jr. Sub. Notes	9.00	9/30/2029	1,391,000	[c,e]	1,411,022
Venture Global LNG, Inc., Sr. Scd. Notes	7.00	1/15/2030	747,000	[c]	763,704
Venture Global LNG, Inc., Sr. Scd. Notes	8.13	6/1/2028	1,937,000	[b,c]	2,020,658
Venture Global LNG, Inc., Sr. Scd. Notes	8.38	6/1/2031	1,025,000	[b,c]	1,083,021
				33,148,668
Environmental Control - 1.2%
Madison IAQ LLC, Sr. Scd. Notes	4.13	6/30/2028	224,000	[c]	216,346

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Environmental Control - 1.2% (continued)
Madison IAQ LLC, Sr. Unscd. Notes		5.88	6/30/2029	1,278,000	[b,c]	1,245,421
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	1,022,000		960,792
					2,422,559
Food Products - 4.4%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds	GBP	8.13	5/14/2030	630,000	[c]	834,790
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	650,000	[c]	856,933
Chobani LLC/Chobani Finance Corp., Inc., Sr. Scd. Notes		4.63	11/15/2028	580,000	[c]	565,414
Fiesta Purchaser, Inc., Sr. Scd. Notes		7.88	3/1/2031	656,000	[b,c]	696,594
Fiesta Purchaser, Inc., Sr. Unscd. Notes		9.63	9/15/2032	675,000	[c]	700,405
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	1,064,000	[b]	945,591
Post Holdings, Inc., Gtd. Notes		4.63	4/15/2030	1,350,000	[c]	1,292,928
Post Holdings, Inc., Gtd. Notes		5.50	12/15/2029	760,000	[c]	755,117
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes		4.63	3/1/2029	1,186,000	[c]	1,126,385
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	1,044,000	[b,c]	1,089,442
					8,863,599
Health Care - 9.8%
Bausch Health Cos., Inc., Gtd. Notes		5.25	2/15/2031	397,000	[c]	218,034
Bausch Health Cos., Inc., Sr. Scd. Notes		11.00	9/30/2028	1,277,000	[b,c]	1,193,995
Charles River Laboratories International, Inc., Gtd. Notes		4.25	5/1/2028	402,000	[b,c]	391,311
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	560,000	[b,c]	543,646
CHS/Community Health Systems, Inc., Scd. Notes		6.88	4/15/2029	1,046,000	[b,c]	949,469
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	829,000	[b,c]	763,613

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Health Care - 9.8% (continued)
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	934,000	[b,c]	919,816
CHS/Community Health Systems, Inc., Sr. Scd. Notes		10.88	1/15/2032	952,000	[b,c]	1,050,280
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	870,000	[c]	1,110,436
Global Medical Response, Inc., Sr. Scd. Notes		10.00	10/31/2028	2,144,000	[b,c,d]	2,156,382
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	667,000	[b,c]	645,448
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	550,000	[b,c]	532,356
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	1,035,000	[b,c]	1,140,833
LifePoint Health, Inc., Sr. Unscd. Notes		10.00	6/1/2032	880,000	[b,c]	968,543
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	780,000	[b,c]	739,139
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	414,000	[c]	406,516
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	1,503,000	[b,c]	1,429,260
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes		6.75	5/15/2034	1,194,000	[c]	1,234,620
Radiology Partners, Inc., Sr. Scd. Notes		7.78	1/31/2029	444,834	[c,d]	442,054
Ray Financing LLC, Sr. Scd. Bonds	EUR	6.50	7/15/2031	710,000	[c]	813,157
Sotera Health Holdings LLC, Sr. Scd. Notes		7.38	6/1/2031	664,000	[b,c]	690,400
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	692,000	[b]	667,758
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	890,000	[b]	928,436
					19,935,502
Industrial - 3.9%
Arcosa, Inc., Gtd. Notes		6.88	8/15/2032	1,064,000	[b,c]	1,114,438
Artera Services LLC, Sr. Scd. Notes		8.50	2/15/2031	637,029	[b,c]	631,234
Assemblin Caverion Group AB, Sr. Scd. Bonds	EUR	6.25	7/1/2030	360,000	[c]	411,796

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Industrial - 3.9% (continued)
Chart Industries, Inc., Sr. Scd. Notes		7.50	1/1/2030	1,152,000	[b,c]	1,215,563
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	554,000	[b,c]	535,305
Dynamo Newco II GmbH, Sr. Scd. Bonds	EUR	6.25	10/15/2031	431,000	[c]	483,366
GrafTech Finance, Inc., Sr. Scd. Notes		4.63	12/15/2028	1,846,000	[b,c]	1,234,818
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes		9.00	2/15/2029	602,000	[b,c]	628,946
Mangrove Luxco III Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)	EUR	8.67	7/15/2029	490,000	[c,f]	547,538
Terex Corp., Gtd. Notes		6.25	10/15/2032	218,000		218,000
TK Elevator US Newco, Inc., Sr. Scd. Notes		5.25	7/15/2027	1,000,000	[b,c]	989,997
					8,011,001
Information Technology - 4.0%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	3,069,000	[b,c]	2,950,477
Cloud Software Group, Inc., Scd. Bonds		9.00	9/30/2029	623,000	[b,c]	634,507
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	748,000	[b,c]	744,867
Cloud Software Group, Inc., Sr. Scd. Notes		8.25	6/30/2032	320,000	[c]	334,753
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	1,438,000	[b,c]	1,344,928
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	530,000	[b,c]	530,179
SS&C Technologies, Inc., Gtd. Notes		6.50	6/1/2032	480,000	[c]	496,630
UKG, Inc., Sr. Scd. Notes		6.88	2/1/2031	1,127,000	[b,c]	1,165,347
					8,201,688
Insurance - 5.8%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	247,000	[c]	233,551
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		7.50	11/6/2030	983,000	[c]	1,012,461
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		6.00	8/1/2029	610,000	[b,c]	588,877

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Insurance - 5.8% (continued)
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes	8.25	2/1/2029	1,091,000	[b,c]	1,126,643
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	6.75	4/15/2028	666,000	[b,c]	677,281
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	7.00	1/15/2031	270,000	[b,c]	277,661
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes	7.38	10/1/2032	703,000	[c]	713,617
Ardonagh Finco Ltd., Sr. Scd. Notes	7.75	2/15/2031	2,134,000	[b,c]	2,207,789
Ardonagh Group Finance Ltd., Sr. Unscd. Notes	8.88	2/15/2032	800,000	[b,c]	827,476
AssuredPartners, Inc., Sr. Unscd. Notes	5.63	1/15/2029	1,190,000	[b,c]	1,146,654
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes	7.25	2/15/2031	651,000	[c]	676,090
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes	8.13	2/15/2032	818,000	[b,c]	841,588
HUB International Ltd., Sr. Scd. Notes	7.25	6/15/2030	518,000	[c]	540,121
Panther Escrow Issuer LLC, Sr. Scd. Notes	7.13	6/1/2031	800,000	[c]	839,755
				11,709,564
Internet Software & Services - 1.9%
Arches Buyer, Inc., Sr. Scd. Notes	4.25	6/1/2028	718,000	[c]	661,351
Arches Buyer, Inc., Sr. Unscd. Notes	6.13	12/1/2028	1,337,000	[b,c]	1,145,953
Cogent Communications Group LLC, Gtd. Notes	7.00	6/15/2027	581,000	[b,c]	591,716
Match Group Holdings II LLC, Sr. Unscd. Notes	4.13	8/1/2030	1,050,000	[b,c]	984,434
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes	11.75	10/15/2028	390,000	[c]	384,848
				3,768,302

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Materials - 4.4%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes	8.75	4/15/2030	930,000	[b,c]	945,297
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes	6.88	1/15/2030	804,000	[c]	822,076
LABL, Inc., Sr. Scd. Notes	6.75	7/15/2026	284,000	[b,c]	283,944
LABL, Inc., Sr. Unscd. Notes	10.50	7/15/2027	1,314,000	[b,c]	1,317,565
Mauser Packaging Solutions Holding Co., Scd. Notes	9.25	4/15/2027	383,000	[c]	393,076
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds	7.88	4/15/2027	1,456,000	[b,c]	1,506,126
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes	4.00	10/15/2027	1,130,000	[b,c]	1,087,594
Sealed Air Corp., Gtd. Notes	5.00	4/15/2029	620,000	[b,c]	611,248
Trivium Packaging Finance BV, Gtd. Notes	8.50	8/15/2027	400,000	[c]	401,355
Trivium Packaging Finance BV, Sr. Scd. Notes	5.50	8/15/2026	1,638,000	[b,c]	1,633,060
				9,001,341
Media - 7.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.25	1/15/2034	793,000	[b,c]	651,168
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	1,370,000	[b]	1,185,637
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.00	2/1/2028	880,000	[b,c]	856,682
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.38	6/1/2029	799,000	[b,c]	770,622
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.38	5/1/2047	568,000		477,196
CSC Holdings LLC, Gtd. Notes	4.13	12/1/2030	677,000	[c]	493,922
CSC Holdings LLC, Gtd. Notes	5.50	4/15/2027	935,000	[b,c]	823,115
CSC Holdings LLC, Gtd. Notes	11.25	5/15/2028	1,035,000	[b,c]	999,952
DISH Network Corp., Sr. Scd. Notes	11.75	11/15/2027	1,528,000	[b,c]	1,604,928

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Media - 7.1% (continued)
DISH Network Corp., Sr. Unscd. Notes		0.00	12/15/2025	643,000	[g]	560,253
Gray Television, Inc., Sr. Scd. Notes		10.50	7/15/2029	510,000	[c]	533,178
Paramount Global, Jr. Sub. Notes		6.38	3/30/2062	319,000		295,319
Paramount Global, Sr. Unscd. Notes		4.95	1/15/2031	2,308,000	[b]	2,177,586
Scripps Escrow II, Inc., Sr. Unscd. Notes		5.38	1/15/2031	474,000		273,548
Scripps Escrow, Inc., Gtd. Notes		5.88	7/15/2027	511,000	[c]	445,107
Sunrise Finco I BV, Sr. Scd. Notes		4.88	7/15/2031	770,000	[b,c]	729,213
Virgin Media Finance PLC, Gtd. Notes	EUR	3.75	7/15/2030	440,000	[c]	441,483
Virgin Media Secured Finance PLC, Sr. Scd. Notes		5.50	5/15/2029	667,000	[c]	640,249
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	559,000	[b,c]	515,906
					14,475,064
Metals & Mining - 3.2%
Arsenal AIC Parent LLC, Sr. Scd. Notes		8.00	10/1/2030	1,140,000	[b,c]	1,224,740
Cleveland-Cliffs, Inc., Gtd. Notes		6.75	4/15/2030	601,000	[b,c]	611,878
Compass Minerals International, Inc., Gtd. Notes		6.75	12/1/2027	1,146,000	[c]	1,141,601
First Quantum Minerals Ltd., Scd. Notes		9.38	3/1/2029	880,000	[b,c]	933,851
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes		6.13	4/15/2032	690,000	[b,c]	706,497
Samarco Mineracao SA, Sr. Unscd. Notes		9.00	6/30/2031	601,165	[d]	563,620
Samarco Mineracao SA, Sr. Unscd. Notes		9.00	6/30/2031	484,550	[c,d]	454,288
Taseko Mines Ltd., Sr. Scd. Notes		8.25	5/1/2030	891,000	[b,c]	936,197
					6,572,672
Real Estate - 4.9%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes		7.00	4/15/2030	877,809	[c]	816,281
Iron Mountain, Inc., Gtd. Notes		4.88	9/15/2029	1,240,000	[c]	1,215,421

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Real Estate - 4.9% (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes	4.25	2/1/2027	2,114,000	[b,c]	2,067,529
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes	4.88	5/15/2029	742,000	[c]	720,631
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	6.50	4/1/2032	943,000	[b,c]	975,237
Rithm Capital Corp., Sr. Unscd. Notes	8.00	4/1/2029	1,751,000	[b,c]	1,773,399
RLJ Lodging Trust LP, Sr. Scd. Notes	4.00	9/15/2029	779,000	[b,c]	717,746
Starwood Property Trust, Inc., Sr. Unscd. Notes	7.25	4/1/2029	663,000	[c]	696,025
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Scd. Notes	10.50	2/15/2028	846,000	[c]	903,707
				9,885,976
Retailing - 4.3%
Beacon Roofing Supply, Inc., Gtd. Notes	4.13	5/15/2029	641,000	[c]	604,510
Carvana Co., Sr. Scd. Notes	12.00	12/1/2028	483,005	[c,d]	507,685
Carvana Co., Sr. Scd. Notes	13.00	6/1/2030	809,400	[b,c,d]	880,798
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes	6.75	1/15/2030	535,000	[b,c]	498,787
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes	4.63	1/15/2029	461,000	[b,c]	440,522
Foundation Building Materials, Inc., Gtd. Notes	6.00	3/1/2029	1,805,000	[b,c]	1,591,218
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes	4.75	2/15/2028	990,000	[b,c]	950,052
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes	6.38	9/30/2026	557,000	[c]	555,401
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	8.13	8/15/2029	529,000		528,522

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Retailing - 4.3% (continued)
White Cap Buyer LLC, Sr. Unscd. Notes	6.88	10/15/2028	1,271,000	[b,c]	1,283,967
White Cap Parent LLC, Sr. Unscd. Notes	8.25	3/15/2026	805,000	[c,d]	806,257
				8,647,719
Semiconductors & Semiconductor Equipment - .7%
Entegris, Inc., Gtd. Notes	5.95	6/15/2030	1,360,000	[b,c]	1,386,460
Telecommunication Services - 5.8%
Altice Financing SA, Sr. Scd. Bonds	5.75	8/15/2029	525,000	[b,c]	422,396
Altice France SA, Sr. Scd. Notes	5.50	1/15/2028	1,145,000	[b,c]	833,602
C&W Senior Finance Ltd., Sr. Unscd. Notes	6.88	9/15/2027	883,000	[b,c]	880,694
Consolidated Communications, Inc., Sr. Scd. Notes	6.50	10/1/2028	989,000	[c]	936,293
Frontier Communications Holdings LLC, Scd. Notes	5.88	11/1/2029	160,000		158,982
Frontier Communications Holdings LLC, Scd. Notes	6.00	1/15/2030	159,000	[c]	158,871
Frontier Communications Holdings LLC, Scd. Notes	6.75	5/1/2029	920,000	[b,c]	927,147
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.63	3/15/2031	322,000	[c]	347,420
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.75	5/15/2030	1,070,000	[b,c]	1,141,170
Iliad Holding SASU, Sr. Scd. Bonds	8.50	4/15/2031	940,000	[b,c]	1,011,887
Iliad Holding SASU, Sr. Scd. Notes	6.50	10/15/2026	531,000	[c]	537,197
Level 3 Financing, Inc., Sr. Scd. Notes	10.50	4/15/2029	1,375,000	[b,c]	1,505,692
Level 3 Financing, Inc., Sr. Scd. Notes	10.75	12/15/2030	319,000	[c]	351,684
Lumen Technologies, Inc., Sr. Scd. Notes	4.13	4/15/2029	648,175	[c]	547,708
Optics Bidco SpA, Sr. Scd. Notes	7.72	6/4/2038	805,000	[c]	891,707
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes	8.25	10/1/2031	816,000	[c]	830,637

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.7% (continued)
Telecommunication Services - 5.8% (continued)
Zayo Group Holdings, Inc., Sr. Unscd. Notes	6.13	3/1/2028	319,000	[c]	265,051
				11,748,138
Utilities - 4.3%
Calpine Corp., Sr. Unscd. Notes	4.63	2/1/2029	845,000	[b,c]	816,838
Calpine Corp., Sr. Unscd. Notes	5.00	2/1/2031	747,000	[b,c]	723,913
NextEra Energy Operating Partners LP, Gtd. Notes	3.88	10/15/2026	827,000	[b,c]	806,261
NextEra Energy Operating Partners LP, Sr. Unscd. Notes	7.25	1/15/2029	1,077,000	[b,c]	1,136,428
NRG Energy, Inc., Gtd. Notes	3.88	2/15/2032	650,000	[b,c]	592,713
NRG Energy, Inc., Jr. Sub. Bonds	10.25	3/15/2028	1,090,000	[b,c,e]	1,230,407
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	1,102,000	[b]	1,093,257
Vistra Corp., Jr. Sub. Bonds	7.00	12/15/2026	447,000	[c,e]	456,679
Vistra Operations Co. LLC, Gtd. Notes	4.38	5/1/2029	76,000	[c]	73,619
Vistra Operations Co. LLC, Gtd. Notes	6.88	4/15/2032	474,000	[c]	499,003
Vistra Operations Co. LLC, Gtd. Notes	7.75	10/15/2031	1,171,000	[b,c]	1,261,598
				8,690,716
Total Bonds and Notes (cost $234,540,502)			245,260,317

Floating Rate Loan Interests - 15.4%
Advertising - .7%
Dotdash Meredith, Inc., Term Loan B, (1 Month SOFR +4.10%)	9.30	12/1/2028	549,233	[f]	550,263
Neptune BidCo US, Inc., Term Loan B, (3 Month SOFR +5.10%)	10.40	4/11/2029	865,234	[f]	814,558
				1,364,821
Automobiles & Components - .9%
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month SOFR +5.26%)	10.51	3/30/2027	267,231	[f]	264,851
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month SOFR +5.26%)	10.51	3/30/2027	788,749	[f]	781,847

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 15.4% (continued)
Automobiles & Components - .9% (continued)
IXS Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.35%)		8.95	3/5/2027	695,132	[f]	678,842
					1,725,540
Chemicals - .3%
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Month SOFR +4.65%)		9.77	3/15/2029	688,240	[f]	684,124
Commercial & Professional Services - 1.7%
Albion Financing 3 Sarl, 2024 New Amended USD Term Loan, (3 Month SOFR +4.51%)		9.83	8/2/2029	792,015	[f]	797,955
American Auto Auction Group LLC, Tranche Term Loan B, (3 Month SOFR +5.15%)		9.75	12/30/2027	546,549	[f]	549,626
Envalior Finance GmbH, USD Facility Term Loan B-1, (3 Month SOFR +5.50%)		10.75	4/3/2030	521,034	[f]	497,978
Modulaire Group Holdings Ltd., Term Loan B, (3 Month EURIBOR +4.18%)	EUR	7.52	12/22/2028	1,000,000	[f]	1,096,024
Vaco Holdings LLC, Initial Term Loan, (1 Month SOFR +5.10%)		9.95	1/22/2029	538,615	[f]	530,033
					3,471,616
Consumer Discretionary - .5%
Bally's Corp., Facility Term Loan B, (3 Month SOFR +3.51%)		8.79	10/2/2028	817,195	[f]	780,168
Fitness International LLC, Term Loan B, (3 Month SOFR +5.25%)		10.51	2/12/2029	311,435	[f]	311,175
					1,091,343
Diversified Financials - 1.0%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month SOFR +5.00%)		9.85	3/12/2029	927,675	[f]	932,893
Nexus Buyer LLC, Refinancing Term Loan, (1 Month SOFR +4.00%)		8.85	7/31/2031	1,092,779	[f]	1,085,179
					2,018,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 15.4% (continued)
Energy - .8%
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month SOFR +4.75%)	9.39	6/27/2029	817,742	[f]	791,750
WaterBridge NDB Operating LLC, Initial Term Loan, (3 Month SOFR +4.50%)	9.60	5/10/2029	812,768	[f]	812,390
				1,604,140
Financials - .5%
Jump Financial LLC, Term Loan, (3 Month SOFR +4.76%)	9.37	8/7/2028	1,055,997	[f]	1,048,077
Food Products - .5%
Max US Bidco, Inc., Initial Term Loan, (1 Month SOFR +5.00%)	9.85	10/2/2030	1,114,400	[f]	1,059,003
Health Care - 1.8%
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (1 Month SOFR +7.60%)	12.45	6/30/2025	244,853	[f]	221,592
Auris Luxembourg III SA, Facility Term Loan B-4, (6 Month SOFR +4.68%)	9.56	2/8/2029	528,675	[f]	529,502
Bella Holding Co. LLC, First Lien Initial Term Loan, (1 Month SOFR +3.85%)	8.70	5/10/2028	619,404	[f]	620,178
Radiology Partners, Inc., Term Loan C, (3 Month SOFR +3.76%)	8.88	1/31/2029	986,679	[d,f]	969,417
Team Health Holdings, Inc., Extended Term Loan, (3 Month SOFR +5.25%)	10.50	3/2/2027	568,365	[f]	545,187
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month SOFR +4.36%)	9.57	10/2/2028	698,200	[f]	685,155
				3,571,031
Industrial - .4%
Swissport Stratosphere USA LLC, USD Facility Term Loan B, (3 Month SOFR +4.25%)	9.57	3/31/2031	807,975	[f]	811,764

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 15.4% (continued)
Information Technology - 1.1%
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.75%)		11.10	12/10/2029	699,996	[f]	679,433
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (1 Month SOFR +4.10%)		8.95	11/30/2026	458,799	[f]	438,727
Polaris Newco LLC, First Lien Euro Term Loan, (3 Month EURIBOR +4.00%)	EUR	7.35	6/5/2028	997,429	[f]	1,058,321
					2,176,481
Insurance - .7%
Amynta Agency Borrower, Inc., 2024 Refinancing Term Loan, (3 Month SOFR +3.75%)		9.00	2/28/2028	678,300	[f]	679,202
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.25%)		10.10	7/2/2032	664,000	[f]	659,020
					1,338,222
Internet Software & Services - 1.1%
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +4.25%)		9.10	5/3/2028	1,076,375	[f]	1,070,837
MH Sub I LLC, Second Lien Term Loan, (3 Month SOFR +6.25%)		11.50	2/23/2029	570,000	[f]	560,840
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month SOFR +4.75%)		9.60	3/15/2030	670,246	[f]	670,802
					2,302,479
Materials - .5%
LABL, Inc., Initial Euro Term Loan, (1 Month EURIBOR +5.00%)	EUR	8.38	10/30/2028	994,885	[f]	1,047,238
Media - .5%
Vmed O2 UK Holdco 4 Ltd., Facility Term Loan Z, (1 Month EURIBOR +3.43%)	EUR	6.86	10/15/2031	1,000,000	[f]	1,109,883

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 15.4% (continued)
Real Estate - .3%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)	8.46	6/2/2028	706,359	[f]	701,125
Retailing - .1%
Staples, Inc., Closing Date Term Loan, (3 Month SOFR +5.75%)	10.69	9/10/2029	235,000	[f]	214,101
Semiconductors & Semiconductor Equipment - .2%
Icon Parent, Inc., Second Lien Term Loan, (1 Month TSFR +5.00%)	5.00	9/13/2032	305,000	[f]	307,002
Technology Hardware & Equipment - .6%
Indy US Holdco LLC, Ninth Amended Dollar Term Loan, (1 Month SOFR +4.75%)	9.60	3/6/2028	1,189,909	[f]	1,187,928
Telecommunication Services - .7%
Lumen Technologies, Inc., Term Loan B-2, (1 Month SOFR +2.46%)	7.32	4/15/2030	693,247	[f]	602,695
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month SOFR +3.00%)	7.96	3/9/2027	870,000	[f]	797,229
				1,399,924
Transportation - .1%
PODS LLC, Term Loan, (3 Month SOFR +3.26%)	8.51	3/31/2028	147,819	[f]	140,133
Utilities - .4%
Nautilus Power LLC, Term Loan B, (3 Month SOFR +5.51%)	10.85	11/16/2026	818,168	[f]	818,986
Total Floating Rate Loan Interests (cost $30,836,707)			31,193,033
			Shares
Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares iBoxx Investment Grade Corporate Bond ETF (cost $803,661)			7,570		855,259

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,011,439)	4.95	5,011,439	[h] 5,011,439
Total Investments (cost $271,192,309)		139.0%	282,320,048
Liabilities, Less Cash and Receivables		(39.0%)	(79,184,857)
Net Assets		100.0%	203,135,191

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $227,218,604 or 111.86% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 3/31/2024	Purchases ($)†	Sales ($)	Value ($) 9/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.5%	2,355,916	65,311,193	(62,655,670)	5,011,439	122,664

† Includes reinvested dividends/distributions.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	1,004,158	Euro	900,000	10/23/2024	1,314
British Pound	140,000	United States Dollar	187,908	10/23/2024	(737)
Goldman Sachs & Co. LLC
United States Dollar	7,078,113	British Pound	5,330,000	10/23/2024	(47,753)
United States Dollar	10,223,875	Euro	9,140,000	10/23/2024	39,435
Gross Unrealized Appreciation					40,749
Gross Unrealized Depreciation					(48,490)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	266,180,870	277,308,609
Affiliated issuers	5,011,439	5,011,439
Cash denominated in foreign currency	629,006	627,241
Receivable for investment securities sold		5,821,966
Interest receivable		4,332,700
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		40,749
Prepaid expenses		48,493
		293,191,197
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		176,660
Cash overdraft due to Custodian		983,335
Loan payable—Note 2		74,000,000
Payable for investment securities purchased		14,366,384
Interest payable—Note 2		379,465
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		48,490
Trustees’ fees and expenses payable		11,843
Other accrued expenses		89,829
		90,056,006
Net Assets ($)		203,135,191
Composition of Net Assets ($):
Paid-in capital		277,577,745
Total distributable earnings (loss)		(74,442,554)
Net Assets ($)		203,135,191

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	72,736,534
Net Asset Value Per Share ($)	2.79

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2024 (Unaudited)

Investment Income ($):
Income:
Interest (net of $5,731 foreign taxes withheld at source)	11,086,115
Dividends:
Unaffiliated issuers	16,750
Affiliated issuers	122,664
Total Income	11,225,529
Expenses:
Management fee—Note 3(a)	1,024,522
Interest expense—Note 2	2,412,885
Professional fees	106,853
Registration fees	35,414
Trustees’ fees and expenses—Note 3(c)	31,548
Shareholders’ reports	27,387
Shareholder servicing costs	9,676
Chief Compliance Officer fees—Note 3(b)	7,243
Custodian fees—Note 3(b)	6,261
Miscellaneous	22,778
Total Expenses	3,684,567
Net Investment Income	7,540,962
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,391,463
Net realized gain (loss) on forward foreign currency exchange contracts	(408,124)
Net Realized Gain (Loss)	983,339
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,002,507
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(251,262)
Net Change in Unrealized Appreciation (Depreciation)	5,751,245
Net Realized and Unrealized Gain (Loss) on Investments	6,734,584
Net Increase in Net Assets Resulting from Operations	14,275,546

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2024 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(150,010,631)
Proceeds from sales of portfolio securities	154,214,510
Net purchase (sales) of short-term securities	(2,393,023)
Dividends and interest income received	11,260,369
Interest expense paid	(2,462,971)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,042,743)
Operating expenses paid	(182,581)
Net realized gain (loss) from forward foreign currency exchange contracts transactions	(408,124)
Net Cash Provided (or Used) in Operating Activities		8,974,806
Cash Flows from Financing Activities ($):
Dividends paid to shareholders	(8,910,377)
Decrease in loan outstanding	(5,000,000)
Increase in Cash Overdraft due to Custodian	983,335
Net Cash Provided (or Used) in Financing Activities		(12,927,042)
Effect of Foreign Exchange Rate Changes on Cash		29,881
Net Increase (Decrease) in Cash		(3,922,355)
Cash and cash denominated in foreign currency at beginning of period		4,549,596
Cash and Cash Denominated in Foreign Currency at End of Period		627,241
Reconciliation of Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations	14,275,546
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Increase in investments in securities at cost	(3,380,580)
Decrease in dividends and interest receivable	34,840
Increase in receivable for investment securities sold	(166,414)
Decrease in prepaid expenses	19,266
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates	(4,717)
Increase in payable for investment securities purchased	3,966,387
Decrease in interest payable	(50,086)
Increase in Trustees' fees and expenses payable	9,622
Increase in other accrued expenses	22,187
Net change in unrealized (appreciation) depreciation on investments	(5,751,245)
Net Cash Provided (or Used) in Operating Activities		8,974,806
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations ($):
Net investment income	7,540,962	15,758,548
Net realized gain (loss) on investments	983,339	(7,365,662)
Net change in unrealized appreciation (depreciation) on investments	5,751,245	15,921,186
Net Increase (Decrease) in Net Assets Resulting from Operations	14,275,546	24,314,072
Distributions ($):
Distributions to shareholders	(7,637,336)	(13,274,417)
Total Increase (Decrease) in Net Assets	6,638,210	11,039,655
Net Assets ($):
Beginning of Period	196,496,981	185,457,326
End of Period	203,135,191	196,496,981

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.

Six Months Ended
September 30, 2024		Year Ended March 31,
	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	2.70	2.55	3.05	3.30	2.59	3.32
Investment Operations:
Net investment income[a]	.10	.22	.20	.24	.24	.25
Net realized and unrealized gain (loss) on investments	.10	.11	(.49)	(.24)	.73	(.72)
Total from Investment Operations	.20	.33	(.29)	(.00)[b]	.97	(.47)
Distributions:
Dividends from net investment income	(.11)	(.18)	(.21)	(.26)	(.26)	(.26)
Net asset value, end of period	2.79	2.70	2.55	3.05	3.30	2.59
Market value, end of period	2.69	2.42	2.17	2.78	3.09	2.27
Market Price Total Return (%)	15.99[c]	20.93	(14.49)	(2.72)	49.32	(19.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.73[d]	3.96	2.90	1.71	1.85	2.77
Ratio of interest expense and loan fees to average net assets	2.44[d]	2.65	1.60	.42	.58	1.48
Ratio of net investment income to average net assets	7.63[d]	8.37	7.48	7.27	7.87	7.49
Portfolio Turnover Rate	54.30[c]	111.68	119.01	78.09	85.59	70.93
Net Assets, end of period ($ x 1,000)	203,135	196,497	185,457	221,624	239,727	188,270
Average borrowings outstanding ($ x 1,000)	75,257	79,000	79,847	96,000	92,800	110,784
Weighted average
number of fund shares outstanding ($ x 1,000)	72,737	72,737	72,737	72,724	72,708	72,708
Average amount of debt per share ($)	1.03	1.09	1.10	1.32	1.28	1.52

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income. Under normal market conditions, the fund invests at least 65% of its total assets in income securities of U.S. issuers rated below investment grade quality or unrated income securities that Alcentra NY, LLC, the fund’s sub-adviser (“Alcentra” or the “Sub-Adviser”), determines to be of comparable quality. The fund’s investment adviser is BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Corporation (“BNY”). The fund’s shares of beneficial interest trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DHF.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in equity securities and exchanged-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	3,965,553	-	3,965,553
Corporate Bonds and Notes	-	241,294,764	-	241,294,764
Exchange-Traded Funds	855,259	-	-	855,259
Floating Rate Loan Interests	-	31,193,033	-	31,193,033
Investment Companies	5,011,439	-	-	5,011,439
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	40,749	-	40,749
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(48,490)	-	(48,490)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally.

High Yield Risk: The fund invests primarily in high yield debt securities. Below investment grade instruments are commonly referred to as “junk” or “high yield” instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade instruments, though generally higher yielding, are characterized by higher risk. These instruments are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for below investment grade instruments may not be as liquid as the secondary market for more highly rated instruments, a factor which may have an adverse effect on the fund’s ability to dispose of a particular security. There are fewer dealers in the market for high yield instruments than for investment grade instruments. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality instruments. Under adverse market or economic conditions, the secondary market for below investment grade instruments could contract, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade instruments, especially in a market characterized by a low volume of trading.

Collateralized Loan Obligation Risk: The fund invests in collateralized loan obligations (“CLO”). Holders of CLOs and other types of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. Collateralized debt obligations (“CDO”), such as CLOs, may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and CDOs may be characterized by the fund as illiquid securities, especially investments in mezzanine and subordinated/equity tranches of CLOs; however, an active dealer market may exist for certain investments and more senior CLO tranches, which would allow such securities to be considered liquid in some circumstances. In addition to the general risks associated with credit instruments, CLOs and CDOs carry additional risks, including, but not limited to:  (i) the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the class of CLO held by the fund is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Floating Rate Loans Risk: The fund is permitted to invest up to 20% (effective August 15, 2024) of the fund’s total assets in floating rate loans. Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

The Additional Information section within the annual report dated March 31, 2024, provides more details about the fund’s principal risk factors.

(f) Dividends and distributions to Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Shareholders will have their distributions reinvested in additional shares of the fund, unless such shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

On September 24, 2024, the Board declared a cash dividend of $.0175 per share from undistributed net investment income, payable on October 23, 2024 to shareholders of record as of the close of business on October 8, 2024. The ex-dividend date was October 8, 2024.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $86,649,591 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2024. The fund has $28,430,314 of short-term capital losses and $58,219,277 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2024 was as follows: ordinary income $13,274,417. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Borrowings:

The fund has a $125,000,0000 Committed Facility Agreement with BNP Paribas Prime Brokerage International, Limited (the “BNPP Agreement”), which is an evergreen facility with a lock-up term of 179 days. Under the terms of the BNPP Agreement, the fund may make “Borrowings” on a collateralized basis with certain fund assets used as collateral, which amounted to $148,528,741 at September 30, 2024. The interest to be paid by the fund on such Borrowings is determined with reference to the principal amount of each such Borrowings outstanding from time to time. Any commitment fees with respect to the BNPP Agreement have been waived and there is no fee in connection with any renewal thereof.

During the period ended September 30, 2024, total fees pursuant to the BNPP Agreement amounted to $2,412,885 of interest expense. These fees are included in Interest expense in the Statement of Operations.

The average amount of Borrowings outstanding under the BNPP Agreement during the period ended September 30, 2024 was $75,256,830 with a related weighted average annualized interest rate of 6.39%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management and administration agreement with the Adviser, the management and administration fee is computed at the annual rate of .75% of the value of the fund’s average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily Managed Assets.

(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2024, the fund was charged $6,261 pursuant to the custody agreement.

During the period ended September 30, 2024, the fund was charged $7,243 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $170,199, Custodian fees of $3,900 and Chief Compliance Officer fees of $2,561.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2024, amounted to $145,535,861 and $147,244,939, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act, regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at September 30, 2024 are set forth in the Statement of Investments.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of September 30, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Foreign exchange risk	40,749	[1]	Foreign exchange risk	(48,490)	[1]
Gross fair value of derivative contracts	40,749			(48,490)

Statement of Assets and Liabilities location:
[1]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended September 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts	[1]	Total
Foreign exchange	(408,124)		(408,124)
Total	(408,124)		(408,124)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts	[2]	Total
Foreign exchange	(251,262)		(251,262)
Total	(251,262)		(251,262)

Statement of Operations location:
[1]	Net realized gain (loss) on forward foreign currency exchange contracts.
[2]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At September 30, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	40,749	(48,490)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	40,749	(48,490)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	40,749	(48,490)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2024:

Counterparty	Gross Amount of Assets ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Barclays Capital, Inc.	1,314		(737)	-	577
Goldman Sachs & Co. LLC	39,435		(39,435)	-	-
Total	40,749		(40,172)	-	577

Counterparty	Gross Amount of Liabilities ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(737)		737	-	-
Goldman Sachs & Co. LLC	(47,753)		39,435	-	(8,318)
Total	(48,490)		40,172	-	(8,318)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended September 30, 2024:

Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	26,739
Forward Contracts Sold in USD	15,474,185

At September 30, 2024, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $11,119,998, consisting of $12,277,629 gross unrealized appreciation and $1,157,631 gross unrealized depreciation.

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.bny.com/investments, under Investments. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-PORT or Form N-CSR for the period that includes the date as of which the information was current.

PROXY RESULTS (Unaudited)

The fund’s shareholders voted on the following proposal presented at the annual shareholders’ meeting held on August 15, 2024.

	Shares
	For	Against/Withheld
To elect two Class I Trustees: †
Francine J. Bovich	50,240,975	4,302,626
Bradley J. Skapyak	50,284,083	4,259,518

† The term of each Class I Trustee expires in 2027.

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OFFICERS AND TRUSTEES
BNY Mellon High Yield Strategies Fund

240 Greenwich Street
New York, NY 10286

Trustees	Officers (continued)
Independent Board Members:	Assistant Treasurers (continued)
Joseph S. DiMartino, Chairman	Robert Salviolo
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Chief Compliance Officer
Bradley Skapyak	Joseph W. Connolly
Roslyn M. Watson	Portfolio Managers
Benaree Pratt Wiley	Chris Barris
Kevin Cronk
Officers
President
David DiPetrillo	Adviser
Chief Legal Officer	BNY Mellon Investment Adviser, Inc.
Peter M. Sullivan	Sub-Adviser
Vice President and Secretary	Alcentra NY, LLC
Sarah S. Kelleher	Custodian
Vice Presidents and Assistant Secretaries	The Bank of New York Mellon
Deirdre Cunnane	Counsel
Lisa M. King	K&L Gates LLP
Jeff Prusnofsky	Transfer Agent, Registar and
Amanda Quinn	Dividend Disbursing Agent
Treasurer	Computershare Inc.
James Windels	Stock Exchange Listing
Vice Presidents	NYSE Symbol: DHF
Daniel Goldstein	Initial SEC Effective Date
Joseph Martella	4/23/98
Assistant Treasurers
Roberto G. Mazzeo
Gavin C. Reilly

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its beneficial interest in the open market when it can do so at prices below the then current net asset value per share.

For More Information

BNY Mellon High Yield Strategies Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Alcentra NY, LLC

9 West 57th Street,

Suite 4920

New York, NY 10019

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	DHF

For more information about the fund, visit https://bny.com/closed-end-funds. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bny.com/investments and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0430SA0924

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.   Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.   Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon High Yield Strategies Fund

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: November 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: November 18, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: November 19, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)